(5) Geographic Information: Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

	December 31, 2013	December 31, 2012
United States of America	$ 1,884,164	$ 1,768,366
Latin American Countries	-	3,018,477
Caribbean Countries and Commonwealths	756,678	786,530
Other Foreign Countries	18,452	14,699
Total	$ 2,659,294	$ 5,588,072